Revenues - Detailed Information about Revenue (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Revenues [abstract]
Revenue from contracts with customers	$ 16,995	$ 18,437	$ 13,384
National Government incentives	316	320	298
Revenues	$ 17,311	$ 18,757	$ 13,682